Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)
Supplement dated September 25, 2023 to the Summary Prospectuses,
Prospectus, and Statement of Additional Information (“SAI”),
each dated July 28, 2023, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”).

Effective as of the later of (i) the close of business on October 20, 2023 or (ii) the closing of the reorganization of certain series of Investment Managers Series Trust into the series of the Trust listed in the following table, the names of the Aristotle Funds listed in the following table will be changed to remove the “II” designation. All references in the Summary Prospectuses, Prospectus, and SAI to the listed Aristotle Funds’ current names are hereby replaced with the new name as of the effective date listed:

Current Fund Name	New Fund Name Effective at Close of Business on the date indicated above
Aristotle Small Cap Equity Fund II	Aristotle Small Cap Equity Fund
Aristotle International Equity Fund II	Aristotle International Equity Fund
Aristotle Value Equity Fund II	Aristotle Value Equity Fund
Aristotle/Saul Global Equity Fund II	Aristotle/Saul Global Equity Fund
Aristotle Core Equity Fund II	Aristotle Core Equity Fund
Effective immediately, the Appendix to the Prospectus, which discloses financial intermediary-specific sales charge waivers and discounts, is amended as follows to add disclosure related to purchases and sales made through J.P. Morgan Securities LLC:
J.P. MORGAN SECURITIES LLC
Effective immediately, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT J.P. MORGAN
•Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•Shares purchased through rights of reinstatement.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
CLASS A TO CLASS C CONVERSION
•A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT J.P. MORGAN
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Shares purchased in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•Shares acquired through a right of reinstatement.

FRONT-END LOAD DISCOUNTS AVAILABLE AT J.P. MORGAN: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
•Breakpoints as described in the prospectus.
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan, over a 13-month period of time (if applicable).

Supplement Closing [Text Block]	ck0001959372_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Aristotle Portfolio Optimization Conservative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Conservative Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POAAX
Aristotle Portfolio Optimization Conservative Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POACX
Aristotle Portfolio Optimization Conservative Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLCDX
Aristotle Portfolio Optimization Moderate Conservative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Conservative Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POBAX
Aristotle Portfolio Optimization Moderate Conservative Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POBCX
Aristotle Portfolio Optimization Moderate Conservative Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PMCDX
Aristotle Portfolio Optimization Moderate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Portfolio Optimization Moderate Fund
Aristotle Portfolio Optimization Moderate Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POCAX
Aristotle Portfolio Optimization Moderate Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POMCX
Aristotle Portfolio Optimization Moderate Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POMDX
Aristotle Portfolio Optimization Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PODAX
Aristotle Portfolio Optimization Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PODCX
Aristotle Portfolio Optimization Growth Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PMADX
Aristotle Portfolio Optimization Aggressive Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Aggressive Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POEAX
Aristotle Portfolio Optimization Aggressive Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POCEX
Aristotle Portfolio Optimization Aggressive Growth Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POEDX
Aristotle Ultra Short Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Ultra Short Income Fund
Aristotle Ultra Short Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLUAX
Aristotle Ultra Short Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLUIX
Aristotle Ultra Short Income Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLUDX
Aristotle Short Duration Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Short Duration Income Fund
Aristotle Short Duration Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLADX
Aristotle Short Duration Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLCSX
Aristotle Short Duration Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLSDX
Aristotle Short Duration Income Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLDSX
Aristotle Core Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Core Income Fund
Aristotle Core Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIAX
Aristotle Core Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLNCX
Aristotle Core Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIIX
Aristotle Core Income Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIDX
Aristotle ESG Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle ESG Core Bond Fund
Aristotle ESG Core Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLEBX
Aristotle ESG Core Bond Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLEDX
Aristotle Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Strategic Income Fund
Aristotle Strategic Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLSTX
Aristotle Strategic Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLCNX
Aristotle Strategic Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLSRX
Aristotle Strategic Income Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLSFX
Aristotle Floating Rate Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Floating Rate Income Fund
Aristotle Floating Rate Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLFLX
Aristotle Floating Rate Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBCX
Aristotle Floating Rate Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLFRX
Aristotle Floating Rate Income Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLFDX
Aristotle High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle High Yield Bond Fund
Aristotle High Yield Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLAHX
Aristotle High Yield Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLCHX
Aristotle High Yield Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLHIX
Aristotle High Yield Bond Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLHYX
Aristotle Small/Mid Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Small/Mid Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAHX
Aristotle Small/Mid Cap Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AISHX
Aristotle Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIHX
Aristotle Small/Mid Cap Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIHHX
Aristotle Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Small Cap Equity Fund
Aristotle Small Cap Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARABX
Aristotle Small Cap Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AISBX
Aristotle Small Cap Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIBBX
Aristotle Small Cap Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARRBX
Aristotle Small Cap Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIBX
Aristotle Growth Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Growth Equity Fund
Aristotle Growth Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAGX
Aristotle Growth Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIGX
Aristotle Growth Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIGGX
Aristotle International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle International Equity Fund
Aristotle International Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAFX
Aristotle International Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIFX
Aristotle International Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIFFX
Aristotle Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Value Equity Fund
Aristotle Value Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAQX
Aristotle Value Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIQX
Aristotle Value Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIQQX
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle/Saul Global Equity Fund
Aristotle/Saul Global Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAOX
Aristotle/Saul Global Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIOX
Aristotle/Saul Global Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIOOX
Aristotle Core Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Core Equity Fund
Aristotle Core Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARALX
Aristotle Core Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARILX
Aristotle Core Equity Fund | Class I-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AILLX